Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments
in € K
December 31, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,341,121	257,992	—	—	1,599,113	257,992	—	—
Trade accounts and other receivables from unrelated parties	3,018,004	—	—	89,499	3,107,503	—	—	—
Accounts receivable from related parties	32,683	—	—	—	32,683	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	13,856	13,856	—	13,856	—
Derivatives - not designated as hedging instruments	—	11,546	—	—	11,546	—	11,546	—
Derivatives embedded in vPPAs	—	7,730	—	—	7,730	—	—	7,730
Equity investments	—	31,011	58,497	—	89,508	15,239	60,498	13,771
Debt securities	—	73,924	356,295	—	430,219	430,219	—	—
Other financial assets(1)	365,081	99,154	—	89,241	553,476	—	—	99,154
Other current and non-current assets	365,081	223,365	414,792	103,097	1,106,335	—	—	—
Financial assets	4,756,889	481,357	414,792	192,596	5,845,634	—	—	—

Accounts payable to unrelated parties	722,974	—	—	—	722,974	—	—	—
Accounts payable to related parties	97,951	—	—	—	97,951	—	—	—
Short-term debt	17,015	—	—	—	17,015	—	—	—
Long-term debt	7,287,881	—	—	—	7,287,881	6,716,223	318,336	—
Lease liabilities	—	—	—	3,490,709	3,490,709	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,647	2,647	—	2,647	—
Derivatives - not designated as hedging instruments	—	9,147	—	—	9,147	—	9,147	—
Derivatives embedded in vPPAs	—	9,463	—	—	9,463	—	—	9,463
Variable payments outstanding for acquisitions	—	3,262	—	—	3,262	—	—	3,262
Put option liabilities	—	—	—	793,043	793,043	—	—	793,043
Other financial liabilities(2)	966,121	—	—	—	966,121	—	—	—
Other current and non-current liabilities	966,121	21,872	—	795,690	1,783,683	—	—	—
Financial liabilities	9,091,942	21,872	—	4,286,399	13,400,213	—	—	—

Carrying amount and fair value of financial instruments
in € K
December 31, 2024	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(1)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(2)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—
(1)	As of December 31, 2025 other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., vendor and supplier rebates, lease receivables, notes receivable, receivables related to consent agreement on certain pharmaceuticals as well as deposits, guarantees, and securities. As of December 31, 2024, other financial assets primarily include receivables for royalty payments from one of the Company’s equity investments, lease receivables, notes receivable, deposits, guarantees, securities, receivables related to consent agreement on certain pharmaceuticals, vendor and supplier rebates as well as receivables from sale of investments.
(2)	As of December 31, 2025 and 2024 other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of equity investment at FVOCI

Equity investments measured at FVOCI
in € K
	2025	2024

Listed equity investments	—	—
Non-listed equity investments	58,497	66,787
Equity investments FVOCI	58,497	66,787

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € K
	2025
		Variable
		payments		Other financial
	Equity	outstanding for	Put option	assets measured at
	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	29,154	7,933	1,299,117	142,264
Increase	2,002	1,507	32,307	7,808
Decrease	—	(4,581)	(341,992)	(22,855)
Reclassifications	—	—	—	—
Gain / loss recognized in profit or loss(2)	(14,487)	(928)	—	(13,460)
Gain / loss recognized in equity	—	—	(54,964)	—
Foreign currency translation and other changes	(2,898)	(669)	(141,425)	(14,603)
Ending balance at December 31,	13,771	3,262	793,043	99,154

Reconciliation from beginning to ending balance of level 3 financial instruments in € K
	2024				2023
		Variable		Other		Variable
		payments		financial assets		payments
	Equity	outstanding for	Put option	measured	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	at FVPL (1)	investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—	42,793	37,846	1,468,517
Increase	3,085	86	8,127	41,225	4,833	5,232	31,050
Decrease	—	(23,472)	(71,990)	(2,292)	—	(3,603)	(42,490)
Reclassifications	—	—	—	90,457	—	—	—
Gain / loss recognized in profit or loss(2)	(7,773)	(4,796)	—	4,987	(14,340)	(3,366)	—
Gain / loss recognized in equity	—	—	(91,987)	—	—	—	(28,034)
Foreign currency translation and other changes	1,840	364	82,959	7,887	(1,284)	(358)	(57,035)
Ending balance at December 31,	29,154	7,933	1,299,117	142,264	32,002	35,751	1,372,008
(1)	As of December 31, 2025 and 2024, other financial assets measured at FVPL consist mainly of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. and, in 2024, receivables from the sale of investments.
(2)	Includes realized and unrealized gains / losses.

Reconciliation of derivatives embedded in vPPAs
in € K	2025	2024

	Derivatives embedded in
	the vPPAs - (Liabilities)/Assets
Beginning balance at January 1,	(25,394)	—
Settlements	10,867	460
Gain (loss) recognized in profit or loss (1)	11,308	(24,959)
Foreign currency translation and other changes	1,486	(895)
Ending balance at December 31,	(1,733)	(25,394)
(1)	Includes realized and unrealized gains / losses.

Schedule of sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € K
2025
Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
24,356	(24,305)	155	(155)	(183)	196

2024
Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,774	(26,761)	(2,540)	2,540	2,247	(2,507)

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts

The following table shows the average hedging rate and the profile of the timing of the nominal amount of the foreign exchange forward contracts as well as of the foreign exchange option contracts for the currencies with highest hedging volume for contracts that are designated and qualify as cash flow hedges at December 31, 2025. For foreign exchange option contracts, the Company uses the strike price as the hedging rate.

Significant currency pairs
in € K
	Timing profile of the nominal amount
	Less than 1				Average
	year	1 - 3 years	3 - 5 years	Over 5 years	hedging rate

EUR/USD	245,536	44,743	—	—	1.1774
EUR/CNY	163,366	28,367	—	—	8.2921
EUR/GBP	38,388	4,835	—	—	0.8754

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation
in € K
	2025		2024
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	12,138	(2,643)	4,362	(15,388)

Non-current
Foreign exchange contracts	1,718	(4)	—	—
Derivatives in cash flow hedging relationships	13,856	(2,647)	4,362	(15,388)

Current
Foreign exchange contracts	11,546	(8,191)	19,726	(26,471)

Non-current
Foreign exchange contracts	—	(956)	1,727	(144)
Derivatives embedded in vPPAs	7,730	(9,463)	—	(25,394)
Derivatives not designated as hedging instruments	19,276	(18,610)	21,453	(52,009)

Schedule of effect of derivatives in cash flow hedging relationships on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € K
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2025
Interest rate contracts	1,061	—	Interest income/expense	1,146	—
Foreign exchange contracts	26,885	(3,841)	thereof:
			Revenue	(9,265)	2,516
			Other operating income/expense	2,606	184
Total	27,946	(3,841)		(5,513)	2,700

For the year ended December 31, 2024
Interest rate contracts	—	—	Interest income/expense	1,318	—
Foreign exchange contracts	(7,159)	(895)	thereof:
			Revenue	(1,840)	2,641
			Costs of revenue	(5,136)	300
Total	(7,159)	(895)		(5,658)	2,941

Schedule of effect of derivatives not designated as hedging instruments on consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € K
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2025	2024

Foreign exchange contracts	Other operating income/expense	(159,082)	49,806
Foreign exchange contracts	Interest income/expense	30,152	9,984
Derivatives embedded in vPPAs	Other operating income/expense	(11,308)	24,959
Derivatives not designated as hedging instruments		(140,238)	84,749

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts
in € K
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2025
Non-Derivatives
Accounts payable to unrelated parties	722,974	206	—	—
Accounts payable to related parties	97,951	—	—	—
Other financial liabilities	952,436	267	429	12,784
Short-term debt	17,015	—	—	—
Bonds	1,696,547	1,627,094	2,355,856	1,968,541
Other long-term debt	33,606	68,562	235,990	1,602
Lease liabilities (1)	710,456	1,305,953	905,037	1,102,559
Variable payments outstanding for acquisitions	238	157	—	2,905
Put option liabilities	638,009	85,062	58,808	27,280
	4,869,232	3,087,301	3,556,120	3,115,671

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(202,641)	(7,910)	—	—
Outflow	205,879	7,728	—	—
	3,238	(182)	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(799,873)	(27,542)	(7,444)	(38,283)
Outflow	810,124	35,790	9,226	24,683
	10,251	8,248	1,782	(13,600)

Total	4,882,721	3,095,367	3,557,902	3,102,071

2024
Non-Derivatives
Accounts payable to unrelated parties	904,278	378	—	—
Accounts payable to related parties	80,044	—	—	—
Other financial liabilities	937,181	365	363	13,324
Short-term debt	2,099	—	—	—
Bonds	638,721	2,906,524	1,128,390	2,460,076
Other long-term debt	46,220	81,585	242,992	3,564
Lease liabilities (1)	783,791	1,476,278	1,067,295	1,408,652
Variable payments outstanding for acquisitions	1,127	4,986	157	1,739
Put option liabilities	807,207	402,667	90,460	24,902
	4,200,668	4,872,783	2,529,657	3,912,257

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(371,514)	—	—	—
Outflow	388,522	—	—	—
	17,008	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(1,774,151)	(16,598)	(4,747)	(18,954)
Outflow	1,818,926	19,182	11,401	52,269
	44,775	2,584	6,654	33,315

Total	4,262,451	4,875,367	2,536,311	3,945,572
(1)	Includes amounts from related parties.